Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information

The following presents our supplemental cash flow information for the years ended December 31, 2025, 2024 and 2023.

	For the Years Ended December 31,
	2025	2024	2023
Non-cash financing activities:
Conversion of loan payable to noncontrolling interest	$–	$1,196,037	$–
Equity issuance costs offset against offering proceeds	$430,066	$–	$–
Insurance premium financing agreement	$2,166,090	$–	$–
Note receivable issuance	$–	$–	$2,852,106
Ordinary shares issued as acquisition consideration	$31,967,225	$–	$–
Ordinary share warrants issued to preferred shareholders	$15,600,000	$–	$–
Ordinary shares issued to preferred shareholders	$513,080,828	$–	$–
Ordinary shares issued to settle accounts payable	$1,443,000	$–	$–
Ordinary shares issued for services	$2,025,482	$–	$–
Preferred shares redemption value accretion	$21,702,737	$495,088,038	$340,080,000
Promissory notes issued to repurchase preferred shares	$100,000,000	$–	$–
Reclassification of repurchased preferred shares’ excess carrying value from mezzanine equity to shareholders’ equity	$38,093,537	$–	$–
Reclassification of mezzanine equity to shareholders’ equity from conversion of redeemable preferred shares	$2,745,357,933	$–	$–

Supplemental disclosure:
Income taxes paid	$12,038,098	$15,965,370	$19,474,921
Interest paid	$3,470,239	$26,042	$–